Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities:
Net profit for the year	¥ 109,014	¥ 186,708	¥ 115,513
Depreciation and amortization	272,446	182,127	171,426
Impairment losses	10,120	13,544	51,361
Equity-settled share-based compensation	20,084	18,610	15,385
Gain on sales and disposal of property, plant and equipment	(45,220)	(434)	(129)
Gain on divestment of business and subsidiaries	(82,975)	(134,100)	(115,363)
Loss (gain) on liquidation of foreign operations	(2,669)	41,465	0
Change in fair value of contingent consideration liabilities	(5,966)	10,523	(18,441)
Finance (income) expenses, net	66,446	(7,615)	10,975
Share of loss of associates accounted for using the equity method	43,627	32,199	1,546
Income tax expenses (benefit)	(14,118)	30,497	27,833
Changes in assets and liabilities:
Increase in trade and other receivables	(13,382)	(647)	(37,315)
Decrease in inventories	58,678	13,719	3,886
Increase (decrease) in trade and other payables	(16,413)	6,862	42,557
Increase (decrease) in provisions	47,063	(6,530)	20,547
Other, net	(73,347)	20,809	12,333
Cash generated from operations	373,388	407,737	302,114
Income taxes paid	(51,536)	(54,874)	(53,227)
Tax refunds and interest on tax refunds received	6,627	24,991	12,476
Net cash from operating activities	328,479	377,854	261,363
Cash flows from investing activities:
Interest received	6,305	2,412	2,001
Dividends received	2,739	7,699	3,674
Acquisition of property, plant and equipment	(77,677)	(67,005)	(61,660)
Proceeds from sales of property, plant and equipment	50,717	2,965	2,629
Acquisition of intangible assets	(56,437)	(61,257)	(50,367)
Acquisition of investments	(17,099)	(16,883)	(12,106)
Proceeds from sales and redemption of investments	65,035	40,743	5,268
Acquisition of business, net of cash and cash equivalents acquired	(2,958,686)	(28,328)	(589,144)
Proceeds from sales of business, net of cash and cash equivalents divested	85,131	85,080	64,405
Payments into restricted deposits	0	(71,774)	0
Proceeds from withdrawal of restricted deposits	71,844	0	0
Payments into time deposits	0	0	(70,000)
Proceeds from withdrawal of time deposits	0	0	70,000
Other, net	(7,570)	13,006	(20,391)
Net cash used in investing activities	(2,835,698)	(93,342)	(655,691)
Cash flows from financing activities:
Net increase (decrease) in short-term loans	367,319	(403,931)	406,971
Proceeds from bonds and long-term loans	2,795,926	393,453	260,226
Repayments of bonds and long-term loans	0	(140,000)	(191,763)
Purchase of treasury shares	(1,172)	(18,756)	(23,117)
Interest paid	(34,914)	(8,365)	(6,971)
Dividends paid	(142,952)	(141,893)	(141,688)
Acquisition of non-controlling interests	(2,392)	0	(4,822)
Repayments of obligations under finance lease	(1,741)	(2,658)	(4,013)
Facility fees paid for loan agreements	(19,507)	0	0
Other, net	(14,330)	(4,076)	(4,927)
Net cash from (used in) financing activities	2,946,237	(326,226)	289,896
Net increase (decrease) in cash and cash equivalents	439,018	(41,714)	(104,432)
Cash and cash equivalents at the beginning of the year	294,522	319,455	451,426
Cash and cash equivalents reclassified back from assets held for sale	(451)	(21,797)	0
Cash and cash equivalents at the beginning of the year	294,973	341,252	451,426
Effects of exchange rate changes on cash and cash equivalents	(31,269)	(4,565)	(5,742)
Cash and cash equivalents at the end of the year	702,722	294,973	341,252
Cash and cash equivalents reclassified to assets held for sale	(629)	(451)	(21,797)
Cash and cash equivalents at the end of the year	¥ 702,093	¥ 294,522	¥ 319,455